SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) - Schedule of Interim Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Revenues, net of interest expense	$ 17,017	$ 17,447	$ 17,753	$ 19,667	$ 16,832	$ 17,677	$ 20,036	$ 20,956	$ 71,884		$ 75,501		$ 75,067
Operating expenses	13,532	11,777	11,471	11,413	11,437	11,339	10,730	10,868	48,193		44,374		42,783
Provisions (release) for credit losses and for benefits and claims	(465)	(192)	(1,066)	(2,055)	(46)	2,384	8,197	6,960	(3,778)	[1]	17,495	[1]	8,383	[1]
Income from continuing operations before income taxes	3,950	5,862	7,348	10,309	5,441	3,954	1,109	3,128
Provision for income taxes	771	1,193	1,155	2,332	1,116	777	52	580	5,451		2,525		4,430
Income from continuing operations	3,179	4,669	6,193	7,977	4,325	3,177	1,057	2,548	22,018		11,107		19,471
Income (loss) from discontinued operations, net of taxes	0	(1)	10	(2)	6	(7)	(1)	(18)	7		(20)		(4)
Net income before attribution of noncontrolling interests	3,179	4,668	6,203	7,975	4,331	3,170	1,056	2,530	22,025		11,087		19,467
Noncontrolling interests	6	24	10	33	22	24	0	(6)	73		40		66
Citigroup’s net income	$ 3,173	$ 4,644	$ 6,193	$ 7,942	$ 4,309	$ 3,146	$ 1,056	$ 2,536	$ 21,952		$ 11,047		$ 19,401
Basic
Income from continuing operations (in dollars per share)	$ 1.47	$ 2.17	$ 2.86	$ 3.64	$ 1.93	$ 1.37	$ 0.38	$ 1.07	$ 10.21	[2]	$ 4.75	[2]	$ 8.08	[2]
Net income (in dollars per share)	1.47	2.17	2.87	3.64	1.93	1.37	0.38	1.06	10.21	[2]	4.74	[2]	8.08	[2]
Diluted
Income from continuing operations (in dollars per share)	1.46	2.15	2.84	3.62	1.92	1.36	0.38	1.06	10.14	[2]	4.73	[2]	8.04	[2]
Net income (in dollars per share)	$ 1.46	$ 2.15	$ 2.85	$ 3.62	$ 1.92	$ 1.36	$ 0.38	$ 1.06	$ 10.14	[2]	$ 4.72	[2]	$ 8.04	[2]
Income tax benefit from reduction in valuation allowance related to deferred tax assets			$ (450)

[1]	This total excludes the provision for credit losses on AFS securities, which is disclosed separately above.
[2]	Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.